FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (2,513)	SFr (1,909)
Transfers in, net assets/liabilities	(1,298)	(976)
Transfers out, net assets/liabilities	1,067	1,275
Purchases, net assets/liabilities	9,407	24,995
Sales, net assets/liabilities	(10,084)	(26,116)
Issuances, net assets/liabilities	(3,055)	(3,186)
Settlements, net assets/liabilities	3,046	1,537
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(249)	(32)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(997)	429
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(164)	(116)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(4)	2
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(25)	113
Foreign currency translation impact, net assets/liabilities	86	(258)
Balance at beginning of period, net assets/liabilities	(4,783)	(4,242)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(2,505)	(1,898)
Transfers in, net assets/liabilities	(1,298)	(862)
Transfers out, net assets/liabilities	943	1,276
Purchases, net assets/liabilities	9,407	24,994
Sales, net assets/liabilities	(10,084)	(26,116)
Issuances, net assets/liabilities	(3,079)	(3,317)
Settlements, net assets/liabilities	3,041	1,535
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(249)	(32)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(980)	450
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(162)	(115)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(4)	2
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(25)	113
Foreign currency translation impact, net assets/liabilities	88	(261)
Balance at beginning of period, net assets/liabilities	SFr (4,907)	SFr (4,231)